Other assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Straight-line rents, prepaid expenses and other	$ 769,723		$ 715,751
Notes receivable, net of allowance for credit losses	497,280		486,223
Loans receivable, net of allowance for credit losses	449,310		351,357
Derivative assets (Note 11)	220,597		211,993
Lease incentives	158,927		163,683
Investments	98,159		62,519
Inventory	72,584		55,868
Operating lease right of use assets, net	70,551		81,952
Other receivables, net	498,522		461,093
Other assets	2,835,653		2,590,439
Allowance for credit losses on notes receivable	86,000		111,000
Allowance for credit loss, loans receivable only	2,000		4,000
Interest and fee income, loans and leases	14,000	$ 13,000
Deferral agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	484,000		459,000
Aircraft sale receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 13,000		$ 27,000